Consolidated Statements of Shareholders' Equity (EUR €) In Thousands, except Share data, unless otherwise specified		Total		Issued and Outstanding Shares [Member]		Share Premium [Member]	Treasury Shares at cost [Member]	Retained Earnings [Member]	Accumulated OCI [Member]
Beginning Balance at Dec. 31, 2010		€ 2,773,908		€ 39,293		€ 471,253	€ (151,672)	€ 2,366,443	€ 48,591	[1]
Beginning Balance, shares at Dec. 31, 2010	[2]			436,593,000
Components of comprehensive income:
Net income		1,466,960						1,466,960
Foreign Currency Translation, net of taxes		(17,473)							(17,473)
Gain (loss) on financial instruments, net of taxes		47,353							47,353
Total comprehensive income, net of taxes		1,496,840						1,466,960	29,880
CCIP:
Purchase of treasury shares		(700,452)					(700,452)
Purchase of treasury shares, shares	[2]			(25,675,000)
Cancellation of treasury shares				(1,187)			373,801	(372,614)
Share-based payments		12,430				12,430
Issuance of shares		34,084		248		(10,629)	61,906	(17,441)
Issuance of shares, shares	[2]			2,751,000
Dividend paid		(172,645)						(172,645)
Tax benefit/deficit from share-based payments		(11)				(11)
Ending Balance at Dec. 31, 2011		3,444,154		38,354		473,043	(416,417)	3,270,703	78,471	[1]
Ending Balance, shares at Dec. 31, 2011	[2]			413,669,000
Components of comprehensive income:
Net income		1,146,316						1,146,316
Foreign Currency Translation, net of taxes		8,063							8,063
Gain (loss) on financial instruments, net of taxes		(7,547)							(7,547)
Total comprehensive income, net of taxes		1,146,832						1,146,316	516
CCIP:
Issuance of shares		3,977,368		8,691		3,968,677
Issuance of shares, shares	[2]			96,566,000
Fair value differences	[3]	(123,416)				(123,416)
Capital repayment	[4]	(3,728,324)	[5]	(8,691)		(3,845,261)	125,628
Capital repayment, shares	[2]			(93,411,000)
Purchase of treasury shares		(535,373)		(198)			(535,175)
Purchase of treasury shares, shares	[2]			(13,478,000)
Cancellation of treasury shares				(1,030)			294,752	(293,722)
Share-based payments		18,714				18,714
Issuance of shares		53,714		344		(10,222)	66,638	(3,046)
Issuance of shares, shares	[2]			3,819,000
Dividend paid		(188,892)						(188,892)
Tax benefit/deficit from share-based payments		2,116				2,116
Ending Balance at Dec. 31, 2012		4,066,893		37,470		483,651	(464,574)	3,931,359	78,987	[1]
Ending Balance, shares at Dec. 31, 2012		407,165,221		407,165,000	[2]
Components of comprehensive income:
Net income		1,015,490						1,015,490
Foreign Currency Translation, net of taxes		(113,779)							(113,779)
Gain (loss) on financial instruments, net of taxes		(7,646)							(7,646)
Total comprehensive income, net of taxes		894,065						1,015,490	(121,425)
CCIP:
Fair value differences	[6]	20,956				20,956
Purchase of treasury shares		(300,000)					(300,000)
Purchase of treasury shares, shares	[2]			(4,614,000)
Cancellation of treasury shares				(854)			349,261	(348,407)
Share-based payments	[7]	95,895				95,895
Issuance of shares	[8]	2,357,593		3,476		2,309,250	50,611	(5,744)
Issuance of shares, shares	[2],[8]			38,301,000
Dividend paid		(216,085)						(216,085)
Tax benefit/deficit from share-based payments		3,110				3,110
Ending Balance at Dec. 31, 2013		€ 6,922,427		€ 40,092		€ 2,912,862	€ (364,702)	€ 4,376,613	€ (42,438)	[1]
Ending Balance, shares at Dec. 31, 2013		440,852,334		440,852,000	[2]

[1]	As of December 31, 2013, accumulated OCI, net of taxes, consists of EUR 30.2 million relating to foreign currency translation loss (2012: EUR 83.5 million; 2011: EUR 75.5 million) and EUR 12.2 million relating to unrealized losses on financial instruments (2012: EUR 4.5 million losses; 2011: EUR 3.0 million gains).
[2]	As of December 31, 2013, the number of issued shares was 446,822,452. This includes the number of issued and outstanding shares of 440,852,334 and the number of treasury shares of 5,970,118. As of December 31, 2012, the number of issued shares was 419,852,467. This includes the number of issued and outstanding shares of 407,165,221 and the number of treasury shares of 12,687,246.
[3]	The difference between the fair value of the shares and the subscription price of the shares issued to the Participating Customers in the CCIP.
[4]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[5]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.
[6]	EUR 21.0 million is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[7]	Share-based payments include an amount of EUR 43.5 million in relation to the fair value compensation of unvested equity awards exchanged as part of acquisition of Cymer.
[8]	Issuance of shares includes 36,464,576 ordinary shares issued in relation to the acquisition of Cymer for a total fair value of EUR 2,346.7 million. The difference of EUR 1.0 million with the fair value of shares as disclosed in Note 2 is explained by 14,533 shares still to be issued to former Cymer shareholders.